Consolidated Balance Sheets (FY) $ in Thousands	Dec. 31, 2023 USD ($)
Assets
Cash, cash equivalents and restricted cash	$ 2,575
Accounts receivable	0
Due from related parties	2,602
Inventories	0
Prepaid expenses and other current assets	487
Total Current Assets	5,664
Investments	14,167
Property, plant and equipment, net	637
Intangible assets, net	0
Goodwill	0
Other assets	1,096
Total Assets	21,564
Liabilities and Stockholders' Deficit
Accrued employee benefits	3,779
Accrued expenses	1,009
Patent installment payable - current	775
Obligation to issue equity	0
Warrant liability	0
Other current liabilities	253
Total Current Liabilities	8,168
Notes payable, net of current portion	999
Embedded derivative liability	1,994
Earnout liability	0
Stock-based compensation liability	0
Patent installment payable, net of current	13,075
Deferred income taxes	0
Other liabilities	683
Total Liabilities	29,420
Commitments and Contingencies (Note 19)
Mezzanine Capital
Redeemable Units	10,630
Stockholders' Equity / Unitholders' Deficit
Additional paid-in capital	0
Accumulated other comprehensive gain (loss)	0
Accumulated deficit	(64,284)
Total Innventure, Inc., Stockholders' Equity/ Innventure LLC Unitholders' Deficit	(20,045)
Non-controlling interest	1,559
Total Stockholders' Equity/ Unitholders' Deficit	(18,486)
Total Liabilities, Mezzanine Capital and Equity	21,564
Redeemable Class I Units
Mezzanine Capital
Redeemable Units	2,912
Redeemable Class PCTA Units
Mezzanine Capital
Redeemable Units	7,718
Class B Preferred Units
Stockholders' Equity / Unitholders' Deficit
Preferred stock	38,122
Class B-1 Preferred Units
Stockholders' Equity / Unitholders' Deficit
Preferred stock	3,323
Class A Units
Stockholders' Equity / Unitholders' Deficit
Common stock	1,950
Class C Units
Stockholders' Equity / Unitholders' Deficit
Common stock	844
Nonrelated party
Liabilities and Stockholders' Deficit
Accounts payable	93
Notes payable - current	912
Convertible promissory note, net	1,120
Related party
Liabilities and Stockholders' Deficit
Accounts payable	347
Notes payable - current	1,000
Convertible promissory note, net	$ 3,381